REGULATION A OFFERINGS	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION AND NATURE OF OPERATIONS
16. REGULATION A OFFERINGS

16. REGULATION A OFFERINGS

Reg A #1. In August 2021, the Reg A #1, which was qualified by the SEC on August 4, 2020, expired.

Reg A #2. On September 9, 2021, the Reg A #2 was qualified by the SEC; on September 24, 2021, Post-Qualification Amendment No. 1 (the “Reg A #2 PQA”) to the Reg A #2 was qualified by the SEC. Under the Reg A #2, including the Reg A #2 PQA, relates to the offer of up to 100,000,000 shares of the Company’s common stock at an offering price of $0.015 per share.